10-K Income taxes - Income (loss) before tax (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic			$ (67,069)	$ (87,443)		$ (101,096)
Foreign			(11,145)	(25,915)		(28,375)
Loss before provision for income taxes	$ (28,629)	$ (16,400)	$ (78,214)	$ (113,358)	[1]	$ (129,471)	[1]

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.